Loans (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
LOANS [Abstract]
Loans
(6)	Loans

The following is a summary of loans at June 30, 2018 and December 31, 2017:

	June 30, 2018		December 31, 2017
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$5,254	1.40%	$7,242	2.08%
Commercial ADC	25,686	6.87%	24,364	6.99%
Farmland	5,743	1.54%	5,392	1.55%
Multifamily	14,061	3.76%	11,967	3.43%
Owner occupied	96,098	25.69%	84,808	24.32%
Non-owner occupied	91,932	24.58%	79,549	22.81%
Total commercial real estate	238,774	63.84%	213,322	61.18%

Commercial
Commercial and industrial	42,675	11.41%	47,032	13.49%
Agriculture	285	0.07%	415	0.12%
Other	1,607	0.43%	1,420	0.40%
Total commercial	44,567	11.91%	48,867	14.01%

Residential mortgage
First lien, closed-end	51,529	13.78%	47,936	13.75%
Junior lien, closed-end	714	0.19%	1,123	0.32%
Total residential mortgage	52,243	13.97%	49,059	14.07%

Home equity lines	34,825	9.31%	33,672	9.66%
Consumer – other	3,617	0.97%	3,759	1.08%

Total loans	$374,026	100.00%	$348,679	100.00%

Loans are primarily originated for customers residing in Lincoln, Gaston, Rutherford, Catawba, Iredell, and Rowan Counties in North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions.

Non-Accrual and Past Due Loans

Non-accrual loans, segregated by category, were as follows:

	June 30, 2018	December 31, 2017
Dollars in thousands
Commercial real estate
Commercial ADC	$4	$5
Owner occupied	956	2,031
Non-owner occupied	6	28
Total commercial real estate	966	2,064
Commercial
Commercial and industrial	-	25
Total commercial	-	25
Residential mortgage:
First lien, closed end	74	86
Junior lien, closed end	5	455
Total residential mortgage	79	541
Home equity lines	30	34
Consumer – other	5	-
Total non-accrual loans	$1,080	$2,664

Interest foregone on non-accrual loans was approximately $22,000 and $37,000 for the three and six months ended June 30, 2018 and $68,000 and $105,000 for the three and six months ended June 30, 2017.

An analysis of past due loans, segregated by class, was as follows:

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
In thousands
June 30, 2018
Commercial real estate:
Residential ADC	$375	$-	$375	$4,879	$5,254	$-
Commercial ADC	-	-	-	25,686	25,686	-
Farmland	-	-	-	5,743	5,743	-
Multifamily	-	-	-	14,061	14,061	-
Owner occupied	458	948	1,406	94,692	96,098	-
Non-owner occupied	6	-	6	91,926	91,932	-
Total commercial real estate	839	948	1,787	236,987	238,774	-
Commercial:
Commercial and industrial	80	-	80	42,595	42,675	-
Agriculture	-	-	-	285	285	-
Other	-	-	-	1,607	1,607	-
Total commercial	80	-	80	44,487	44,567	-
Residential mortgage:
First lien, closed end	39	48	87	51,442	51,529	-
Junior lien, closed-end	-	-	-	714	714	-
Total residential mortgage	39	48	87	52,156	52,243	-
Home equity lines	-	-	-	34,825	34,825	-
Consumer – other	8	25	33	3,584	3,617	25
Total loans	$966	$1,021	$1,987	$372,039	$374,026	$25

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
In thousands
December 31, 2017
Commercial real estate:
Residential ADC	$-	$-	$-	$7,242	$7,242	$-
Commercial ADC	-	-	-	24,364	24,364	-
Farmland	-	-	-	5,392	5,392	-
Multifamily	-	-	-	11,967	11,967	-
Owner occupied	254	2,018	2,272	82,536	84,808	-
Non-owner occupied	144	-	144	79,405	79,549	-
Total commercial real estate	398	2,018	2,416	210,906	213,322	-
Commercial:
Commercial and industrial	-	25	25	47,007	47,032	-
Agriculture	-	-	-	415	415	-
Other	-	-	-	1,420	1,420	-
Total commercial	-	25	25	48,842	48,867	-
Residential mortgage:
First lien, closed end	50	135	185	47,751	47,936	79
Junior lien, closed-end	-	449	449	674	1,123	-
Total residential mortgage	50	584	634	48,425	49,059	79
Home equity lines	200	3	203	33,469	33,672	3
Consumer – other	10	-	10	3,749	3,759	-
Total loans	$658	$2,630	$3,288	$345,391	$348,679	$82

At June 30, 2018 there was one loan in the amount of $25,000 past due 90 days or more, which was still accruing interest.  There were two loans totaling $82,000 past due 90 days or more and still accruing interest at December 31, 2017.

Impaired loans

Impaired loans are set forth in the following tables.

June 30, 2018
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$4	$4	$-	$-
Owner occupied	2,474	2,474	-	-
Non-owner occupied	6	6	-	-
Total commercial real estate	2,484	2,484	-	-
Commercial
Commercial and industrial	685	-	685	151
Residential mortgage
First lien, closed-end	921	74	787	16
Junior lien, closed- end	428	217	211	80
Total residential mortgage	1,349	291	998	96
Home equity lines	133	89	-	-
Consumer – other	5	3	2	2
Total loans	$4,656	$2,867	$1,685	$249

December 31, 2017
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$4	$4	$-	$-
Owner occupied	3,721	3,591	-	-
Non-owner occupied	28	28	-	-
Total commercial real estate	3,753	3,623	-	-
Commercial
Commercial and industrial	766	25	741	144
Residential mortgage
First lien, closed-end	1,040	165	811	24
Junior lien, closed- end	884	670	215	79
Total residential mortgage	1,924	835	1,026	103
Home equity lines	151	106	-	-
Consumer – other	1	-	1	1
Total loans	$6,595	$4,589	$1,768	$248

	3 months ended June 30, 2018		3 months ended June 30, 2017
In thousands	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$4	$-	$1,071	$-
Farmland	-	-	114	-
Multifamily	-	21	1,683	20
Owner occupied	2,503	-	32	-
Non-owner occupied	7	-	73	3
Total commercial real estate	2,514	21	2,973	23
Commercial
Commercial and industrial	712	11	191	1
Residential mortgage
First lien, closed-end	870	11	524	1
Junior lien, closed- end	429	5	170	-
Total residential mortgage	1,299	16	694	1
Home equity lines	95	1	118	1
Consumer – other	5	-	3	-
Total loans	$4,625	$49	$3,979	$26

	6 months ended June 30, 2018		6 months ended June 30, 2017
In thousands	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$8	$-	$1,742	$-
Farmland	-	-	40	-
Multifamily	82	-	153	-
Owner occupied	2,745	7	2,101	46
Non-owner occupied	16	-	52	3
Total commercial real estate	2,851	7	4,088	49
Commercial
Commercial and industrial	732	13	265	3
Residential mortgage
First lien, closed-end	912	68	499	3
Junior lien, closed- end	560	5	95	2
Total residential mortgage	1,472	73	594	5
Home equity lines	99	2	186	3
Consumer – other	4	11	4	-
Total loans	$5,158	$106	$5,137	$60

Troubled Debt Restructurings

As of June 30, 2018, eleven loans totaling $4,006,000 were identified as troubled debt restructurings and considered impaired, none of which had unfunded commitments. Ten loans totaling $4,163,000 were identified as troubled debt restructurings and considered impaired at December 31, 2017, none of which had unfunded commitments.

Of the eleven loans identified as troubled debt restructurings at June 30, 2018, nine loans totaling $3,273,000 were accruing interest.  Of the ten loans identified as troubled debt restructurings at December 31, 2017, nine loans totaling $3,398,000 were accruing interest.

For the three and six months ended June 30, 2018 and 2017, the following table presents a breakdown of the types of concessions made by loan class.

	Three months ended June 30, 2018			Six months ended June 30, 2018
	Number of loans	Unpaid Principal Pre-Modification	Post-Modification Outstanding Recorded Investment	Number of loans	Unpaid Principal Pre-Modification	Post Modification Outstanding Recorded Investment
	(dollars in thousands)
Forgiveness of Principal
Consumer - other	-	$-	$-	1	$2	$2

Total	-	$-	$-	1	$2	$2
Grand Total	-	$-	$-	1	$2	$2

	Three months ended June 30, 2017			Six months ended June 30, 2017
	Number of loans	Unpaid Principal Pre-Modification	Post-Modification Outstanding Recorded Investment	Number of loans	Unpaid Principal Pre-Modification	Post Modification Outstanding Recorded Investment
	(dollars in thousands)
Forgiveness of Principal
Residential Mortgage:
Junior lien, closed end	2	$636	$436	2	$636	$436
Total residential mortgage	2	636	436	2	636	436
Total	2	$636	$436	2	$636	$436
Grand Total	2	$636	$436	2	$636	$436

Qualitative factors are calculated for each segment of the loan portfolio.  Factors include economic, concentrations, trends in terms of volume and mix, interest rate movement, and delinquency.  If a restructured loan is delinquent, it is addressed in the delinquency factor for that segment.  Because the number and dollar amounts of restructured loans represent a relatively small percentage (1%) of the total loan balances there is no specific qualitative factor tied to restructured loans.

There were no loans that were modified as troubled debt restructurings within the previous 12 months for which there was a payment default during the three and six months ended June 30, 2018 and June 30, 2017.

If a restructured loan defaults after being restructured, the loan is liquidated or charged off. Defaults of restructured loans are addressed in the qualitative factor of the delinquency component.

The following table presents the successes and failures of the types of modifications within the previous 12 months as of June 30, 2018 and 2017.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
June 30, 2018	(Dollars in thousands)
Extended payment terms	-	$-	1	$2	-	$-	-	$-
Forgiveness of principal	-	-	-	-	-	-	-	-
Total	-	$-	1	$2	-	$-	-	$-

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
June 30, 2017	(Dollars in thousands)
Forgiveness of principal	-	$-	2	$436	-	$-	-	$-
Other	-	-	-	-	-	-	1	136
Total	-	$-	2	$436	-	$-	1	$136

Credit Quality Indicators

As part of the on-going monitoring of credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the local, state and national economic outlook, (ii) concentrations of credit, (iii) interest rate movements, (iv) volume, mix and size of loans, and (v) delinquencies.  The Company also has an internal Loan Review Officer that monitors risk grades on an on-going basis.

The Company utilizes a risk-grading matrix to assign a risk grade to each of its commercial and consumer loans. Loans are graded on a scale of 1-9. Risk grades 1-5 represent pass rated loans. The general characteristics of the 9 risk grades are broken down into commercial and consumer and described below:

Loan Portfolio Risk Grades

Pass credits are grades 1-5 and represent credits with above average risk characteristics that are in accordance with loan policy guidelines regarding repayment ability, loan to value, and credit history. These types of credits have very few exceptions to policy.

Grade 6 – Watch List or Special Mention. The loans in this category include the following characteristics:

•	Loans with one or more major exceptions with no mitigating factors.

•
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practice.

•
Loans where adverse economic conditions that develop subsequent to the loan origination that do not jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

Grade 7 – Substandard. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  These loans are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. The weaknesses may include, but are not limited to (i) high debt to worth ratios, (ii) declining or negative earnings trends, (iii) declining or inadequate liquidity, (iv) improper loan structure, (v) questionable repayment sources, (vi) lack of well-defined secondary repayment source and (vii) unfavorable competitive comparisons.

Grade 8 – Doubtful. Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are injection of capital, alternative financing and liquidation of assets or the pledging of additional collateral. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

Grade 9 – Loss. Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recoveries may be realized in the future. Probable loss portions of doubtful assets should be charged against the allowance for loan losses. Loans may reside in this classification for administrative purposes for a period not to exceed the earlier of thirty (30) days or calendar quarter-end.

The following table presents the credit risk profile by internally assigned risk grades.

June 30, 2018
Dollars in thousands	Pass	Special Mention	Substandard	Doubtful	Loss
Commercial real estate:
Residential ADC	$5,254	$-	$-	$-	$-
Commercial ADC	25,358	324	4	-	-
Farmland	5,743	-	-	-	-
Multifamily	14,061	-	-	-	-
Owner occupied	93,997	1,005	1,096	-	-
Non-owner occupied	90,969	827	136	-	-
Total commercial real estate	235,382	2,156	1,236	-	-
Commercial:
Commercial and industrial	41,276	1,023	376	-	-
Agriculture	285	-	-	-	-
Other	1,607	-	-	-	-
Total commercial	43,168	1,023	376	-	-
Residential mortgage:
First lien, closed-end	50,713	670	146	-	-
Junior lien, closed-end	286	423	5	-	-
Total residential mortgage	50,999	1,093	151	-	-
Home equity lines	33,253	1,483	89	-	-
Consumer – other	3,456	156	5	-	-
Total	$366,258	$5,911	$1,857	$-	$-

December 31, 2017
Dollars in thousands	Pass	Special Mention	Substandard	Doubtful	Loss
Commercial real estate:
Residential ADC	$7,242	$-	$-	$-	$-
Commercial ADC	23,883	477	4	-	-
Farmland	5,392	-	-	-	-
Multifamily	11,967	-	-	-	-
Owner occupied	81,584	1,049	2,175	-	-
Non-owner occupied	78,531	855	163	-	-
Total commercial real estate	208,599	2,381	2,342	-	-
Commercial:
Commercial and industrial	45,480	1,130	422	-	-
Agriculture	415	-	-	-	-
Other	1,420	-	-	-	-
Total commercial	47,315	1,130	422	-	-
Residential mortgage:
First lien, closed-end	47,257	513	166	-	-
Junior lien, closed-end	239	-	884	-	-
Total residential mortgage	47,496	513	1,050	-	-
Home equity lines	32,005	1,543	124	-	-
Consumer – other	3,596	162	1	-	-
Total	$339,011	$5,729	$3,939	$-	$-

Allowance for Loan Losses

The allowance for loan losses represents management's estimate of an amount adequate to provide for probable losses inherent in the loan portfolio. Management determines the allowance for loan losses based on a number of factors, including a review and evaluation of the Company's loan portfolio and current and projected economic conditions locally and nationally. The allowance is monitored and analyzed in conjunction with the Company's loan analysis and grading program.  The look-back period is a weighted twenty quarter period.

Based on this methodology, provisions for loan losses are made to maintain an adequate allowance for loan losses. The allowance for loan losses is created by direct charges to operations. Losses on loans are charged against the allowance for loan losses in the accounting period in which they are determined by management to be uncollectible. Recoveries during the period are credited to the allowance. The provision for loan losses is the amount necessary to adjust the allowance for loan losses to the amount that management has determined to be adequate to provide for probable losses inherent in the loan portfolio. The Company recorded provisions for loan losses of $88,000 and $340,000 for the three and six months ended June 30, 2018.  The Company recorded provisions for loan losses for the both the three and six months ended June 30, 2017 that totaled $64,000 and $215,000, respectively. Management realizes that general economic trends greatly affect loan losses, and no assurances can be made that future charges to the allowance for loan losses may not be significant in relation to the amount provided during a particular period, or that future evaluations of the loan portfolio based on conditions then prevailing will not require sizable additions to the allowance, thus necessitating similarly sizable charges to income.

Based on its best judgment, evaluation, and analysis of the loan portfolio, management considers the allowance for loan losses to be appropriate in light of the risk inherent in the Company’s loan portfolio for the reporting periods.

The following table details activity in the allowance for loan losses by portfolio segment for the three months ended June 30, 2018 and 2017.

	Beginning Balance	Provision for (Recovery of) Loan Losses	Charge- offs	Recoveries	Ending Balance
Dollars in thousands
June 30, 2018
Commercial real estate	$2,459	$18	$-	$27	$2,504
Commercial and industrial	597	9	-	2	608
Residential mortgage	527	55	(50)	-	532
Consumer	197	6	(6)	3	200
Total	$3,780	$88	$(56)	$32	$3,844

June 30, 2017
Commercial real estate	$1,692	$332	$(73)	$3	$1,954
Commercial and industrial	1,132	(416)	(233)	18	501
Residential mortgage	444	69	-	11	524
Consumer	203	79	(53)	5	234
Total	$3,471	$64	$(359)	$37	$3,213

The following table details activity in the allowance for loan losses by portfolio segment for the six months ended June 30, 2018 and 2017.

	Beginning Balance	Provision for (Recovery of) Loan Losses	Charge- offs	Recoveries	Ending Balance
Dollars in thousands
June 30, 2018
Commercial real estate	$2,260	$264	$(50)	$30	$2,504
Commercial and industrial	634	(5)	(25)	4	608
Residential mortgage	505	77	(50)	-	532
Consumer	200	4	(10)	6	200
Total	$3,599	$340	$(135)	$40	$3,844

June 30, 2017
Commercial real estate	$1,607	$414	$(73)	$6	$1,954
Commercial and industrial	1,171	(454)	(234)	18	501
Residential mortgage	427	152	(66)	11	524
Consumer	188	103	(64)	7	234
Total	$3,393	$215	$(437)	$42	$3,213

The allocation of the allowance for loan losses for June 30, 2018 and December 31, 2017 is presented in the table below.

	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
June 30, 2018
Commercial real estate	$-	$2,504	$2,504
Commercial and industrial	151	457	608
Residential mortgage	96	436	532
Consumer	2	198	200
Total	$249	$3,595	$3,844

December 31, 2017
Commercial real estate	$-	$2,260	$2,260
Commercial and industrial	144	490	634
Residential mortgage	103	402	505
Consumer	1	199	200
Total	$248	$3,351	$3,599

The Company’s recorded investment in loans as of June 30, 2018 and December 31, 2017 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	June 30, 2018		December 31, 2017
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$2,484	$236,290	$3,623	$209,699
Commercial and industrial	685	43,882	766	48,101
Residential mortgage	1,289	50,954	1,861	47,198
Consumer and home equity lines	94	38,348	107	37,324
Total	$4,552	$369,474	$6,357	$342,322

At June, 2018, the Company had pre-approved but unused lines of credit totaling $71.3 million. In management’s opinion, these unused lines of credit represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

The Company has entered into loan transactions with certain of its directors and executive officers. Such loans were made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and did not involve more than the normal risk of collectability or present other unfavorable features.

A summary of related party loan activity for the six months ended June 30, 2018 and 2017 is as follows:

	June 30, 2018	June 30, 2017
Dollars in thousands
Balance, beginning of year	$1,740	$2,043
Loan disbursements	215	65
Loan repayments	(1,206)	(177)
Balance, end of quarter	$749	$1,931

At June 30, 2018 and 2017, the Company had pre-approved but unused lines of credit totaling $188,000 and $362,000, respectively, to executive officers, directors and their related interests.  Related party deposits totaled $2,109,000 and $2,014,000 at June 30, 2018 and 2017, respectively.

NOTE D - LOANS

Following is a summary of loans at December 31, 2017 and December 31, 2016:

	December 31, 2017		December 31, 2016
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$7,242	2.08%	$2,463	0.80%
Commercial ADC	24,364	6.99%	24,583	7.97%
Farmland	5,392	1.55%	3,826	1.24%
Multifamily	11,967	3.43%	11,980	3.88%
Owner occupied	84,808	24.32%	69,686	22.59%
Non-owner occupied	79,549	22.81%	68,079	22.07%
Total commercial real estate	213,322	61.18%	180,617	58.55%

Commercial
Commercial and industrial	47,032	13.49%	41,935	13.59%
Agriculture	415	0.12%	209	0.07%
Other	1,420	0.40%	1,636	0.53%
Total commercial	48,867	14.01%	43,780	14.19%

Residential mortgage
First lien, closed-end	47,936	13.75%	43,811	14.20%
Junior lien, closed-end	1,123	0.32%	887	0.29%
Total residential mortgage	49,059	14.07%	44,698	14.49%

Home equity lines	33,672	9.66%	35,119	11.38%

Consumer – other	3,759	1.08%	4,278	1.39%
Total loans	$348,679	100.00%	$308,492	100.00%

Loans are primarily originated for customers residing in Lincoln, Gaston, Rutherford, Catawba, and Iredell Counties in North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions.

Non-Accrual and Past Due Loans

Non-accrual loans, segregated by category, were as follows:

	December 31, 2017	December 31, 2016
In thousands
Commercial real estate:
Commercial ADC	$5	$1,022
Farmland	-	43
Multi-family	-	153
Owner occupied	2,031	55
Non-owner occupied	28	37
Total commercial real estate	2,064	1,310
Commercial:
Commercial and industrial	25	1,139
Total commercial	25	1,139
Residential mortgage:
First lien, closed-end	86	179
Junior lien, closed end	455	-
Total residential mortgage	541	179
Home equity lines	34	-
Total non-accrual loans	$2,664	$2,628

Interest foregone on non-accrual loans was approximately $200,000 and $127,000 for the years ended December 31, 2017 and 2016, respectively.

An analysis of past due loans segregated by class, was as follows:

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2017
Commercial real estate:
Residential ADC	$-	$-	$-	$7,242	$7,242	$-
Commercial ADC	-	-	-	24,364	24,364	-
Farmland	-	-	-	5,392	5,392	-
Multifamily	-	-	-	11,967	11,967	-
Owner occupied	254	2,018	2,272	82,536	84,808	-
Non-owner occupied	144	-	144	79,405	79,549	-
Total commercial real estate	398	2,018	2,416	210,906	213,322	-
Commercial:
Commercial and industrial	-	25	25	47,007	47,032	-
Agriculture	-	-	-	415	415	-
Other	-	-	-	1,420	1,420	-
Total commercial	-	25	25	48,842	48,867	-
Residential mortgage:
First lien, closed end	50	135	185	47,751	47,936	79
Junior lien, closed-end	-	449	449	674	1,123	-
Total residential mortgage	50	584	634	48,425	49,059	79
Home equity lines	200	3	203	33,469	33,672	3
Consumer – other	10	-	10	3,749	3,759	-
Total loans	$658	$2,630	$3,288	$345,391	$348,679	$82

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2016
Commercial real estate:
Residential ADC	$-	$-	$-	$2,463	$2,463	$-
Commercial ADC	1,232	1,016	2,248	22,335	24,583	-
Farmland	-	-	-	3,826	3,826	-
Multifamily	-	-	-	11,980	11,980	-
Owner occupied	-	-	-	69,686	69,686	-
Non-owner occupied	14	-	14	68,065	68,079	-
Total commercial real estate	1,246	1,016	2,262	178,355	180,617	-
Commercial:
Commercial and industrial	29	56	85	41,850	41,935	-
Agriculture	-	-	-	209	209	-
Other	-	-	-	1,636	1,636	-
Total commercial	29	56	85	43,695	43,780	-
Residential mortgage:
First lien, closed end	24	128	152	43,659	43,811	-
Junior lien, closed-end	-	-	-	887	887	-
Total residential mortgage	24	128	152	44,546	44,698	-
Home equity lines	111	247	358	34,761	35,119	247
Consumer – other	10	-	10	4,268	4,278	-
Total loans	$1,420	$1,447	$2,867	$305,625	$308,492	$247

Impaired loans

Impaired loans are set forth in the following tables.

December 31, 2017

In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$4	$4	$-	$-
Owner occupied	3,721	3,591	-	-
Non-owner occupied	28	28	-	-
Total commercial real estate	3,753	3,623	-	-
Commercial
Commercial and industrial	766	25	741	144
Residential mortgage
First lien, closed-end	1,040	165	811	24
Junior lien, closed- end	884	670	215	79
Total residential mortgage	1,924	835	1,026	103
Home equity lines	151	106	-	-
Consumer – other	1	-	1	1
Total loans	$6,595	$4,589	$1,768	$248

December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$2,920	$2,253	$-	$-
Farmland	43	43	-	-
Multifamily	153	153	-	-
Owner occupied	2,159	2,006	152	35
Non-owner occupied	37	37	-	-
Total commercial real estate	5,312	4,492	152	35
Commercial
Commercial and industrial	2,243	130	1,865	840
Residential mortgage
First lien, closed-end	1,117	226	812	39
Home equity lines	338	338	-	-
Total loans	$9,010	$5,186	$2,829	$914

	Year ended December 31, 2017		Year ended December 31, 2016
In thousands	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$1,049	$-	$2,307	$54
Farmland	32	-	19	1
Multifamily	163	-	119	1
Owner occupied	3,614	102	2,178	114
Non-owner occupied	133	-	41	-
Total commercial real estate	4,991	102	4,664	170
Commercial
Commercial and industrial	1,580	57	1,405	84
Residential mortgage
First lien, closed-end	1,619	55	1,179	23
Junior lien, closed- end	669	12	-	-
Total residential mortgage	2,288	67	1,179	23
Home equity lines	143	4	260	18
Consumer – other	1	-	39	-
Total loans	$9,003	$230	$7,547	$295

At December 31, 2017 there were two loans totaling $82,000 past due 90 days or more, which were still accruing interest. There were two loans totaling $247,000 past due 90 days or more, which were still accruing interest at December 31, 2016.

Troubled Debt Restructures

As of December 31, 2017, ten loans totaling $4,163,000 were identified as troubled debt restructurings and considered impaired, none of which had unfunded commitments. Eleven loans totaling $4,992,000 were identified as troubled debt restructurings and considered impaired at December 31, 2016, none of which had unfunded commitments. Of the ten loans identified as troubled debt restructurings at December 31, 2017, nine loans totaling $3,398,000 were accruing interest, and of the eleven loans identified as troubled debt restructurings at December 31, 2016, ten loans totaling $4,616,000 were accruing interest.

For the years ended December 31, 2017 and 2016, the following tables present a breakdown of the types of concessions made by loan class. The type labeled other includes concessions made to capitalize interest and extend interest only periods.

	Year ended December 31, 2017
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Forgiveness of principal
Residential mortgage:
Junior Lien, closed end	2	$633	$430
Total residential mortgage	2	633	430
Total	2	$633	$430

Grand Total	2	$633	$430

	Year ended December 31, 2016
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Other
Commercial:
Commercial and industrial	1	$376	$376
Total commercial	1	376	376
Total	1	$376	$376

Grand Total	1	$376	$376

Qualitative factors are calculated for each segment of the loan portfolio. Factors include economic, concentrations, trends in terms of volume and mix, interest rate movement, and delinquency. If a restructured loan is delinquent, it is addressed in the delinquency factor for that segment. Because the number and dollar amounts of restructured loans represent a relatively small percentage (1%) of the total loan balances there is no specific qualitative factor tied to restructured loans.

There were no loans that were modified as troubled debt restructurings within the previous 12 months for which there was a payment default during the years ended December 31, 2017 or 2016.

If a restructured loan defaults after being restructured, the loan is liquidated or charged off. Defaults of restructured loans are addressed in the qualitative factor of the delinquency component.

The following tables present the successes and failures of the types of modifications within the previous 12 months as of December 31, 2017 and 2016.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2017	(dollars in thousands)

Forgiveness of principal	-	$-	2	$430	-	$-	-	$-
Total	-	$-	2	$430	-	$-	-	$-

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2016	(dollars in thousands)

Other	-	$-	1	$376	-	$-	-	$-
Total	-	$-	1	$376	-	$-	-	$-

Credit Quality Indicators

As part of the on-going monitoring of credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the local, state and national economic outlook, (ii) concentrations of credit, (iii) interest rate movements, (iv) volume, mix and size of loans and (v) delinquencies. The Company also has an internal Loan Review Officer that monitors risk grades on an on-going basis. Furthermore, the Company employs a third party contractor to perform an annual loan review.

The Company utilizes a risk-grading matrix to assign a risk grade to each of its Commercial and Consumer loans. Loans are graded on a scale of 1-9. Risk grades 1-5 represent pass rated loans. The general characteristics of the 9 risk grades are broken down into commercial and consumer and described below:

Loan Portfolio Risk Grades

Pass credits are grades 1-5 and represent credits with above average risk characteristics that are in accordance with loan policy guidelines regarding repayment ability, loan to value, and credit history. These types of credits have very few exceptions to policy.

Grade 6 – Watch List or Special Mention. The loans in this category include the following characteristics:

•	Loans with one or more major exceptions with no mitigating factors.

•
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practice.

•
Loans where adverse economic conditions that develop subsequent to the loan origination that do not jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

Grade 7 – Substandard. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. The weaknesses may include, but are not limited to (i) high debt to worth ratios, (ii) declining or negative earnings trends, (iii) declining or inadequate liquidity, (iv) improper loan structure, (v) questionable repayment sources, (vi) lack of well-defined secondary repayment source, and (vii) unfavorable competitive comparisons.

Grade 8 – Doubtful. Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are injection of capital, alternative financing and liquidation of assets or the pledging of additional collateral. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

Grade 9 – Loss. Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recoveries may be realized in the future. Probable Loss portions of Doubtful assets should be charged against the Allowance for Loan Losses. Loans may reside in this classification for administrative purposes for a period not to exceed the earlier of thirty (30) days or calendar quarter-end.

The following table presents the credit risk profile by internally assigned risk grades.

December 31, 2017

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$7,242	$-	$-	$-	$-
Commercial ADC	23,883	477	4	-	-
Farmland	5,392	-	-	-	-
Multifamily	11,967	-	-	-	-
Owner occupied	81,584	1,049	2,175	-	-
Non-owner occupied	78,531	855	163	-	-
Total commercial real estate	208,599	2,381	2,342	-	-
Commercial:
Commercial and industrial	45,480	1,130	422	-	-
Agriculture	415	-	-	-	-
Other	1,420	-	-	-	-
Total commercial	47,315	1,130	422	-	-
Residential mortgage:
First lien, closed-end	47,257	513	166	-	-
Junior lien, closed-end	239	-	884	-	-
Total residential mortgage	47,496	513	1,050	-	-
Home equity lines	32,005	1,543	124	-	-
Consumer – other	3,596	162	1	-	-

Total	$339,011	$5,729	$3,939	$-	$-

December 31, 2016

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$2,463	$-	$-	$-	$-
Commercial ADC	21,832	1,729	1,022	-	-
Farmland	3,783	-	43	-	-
Multifamily	11,827	-	153	-	-
Owner occupied	66,820	1,303	1,563	-	-
Non-owner occupied	66,511	1,276	292	-	-
Total commercial real estate	173,236	4,308	3,073	-	-
Commercial:
Commercial and industrial	39,918	442	1,575	-	-
Agriculture	209	-	-	-	-
Other	1,636	-	-	-	-
Total commercial	41,763	442	1,575	-	-
Residential mortgage:
First lien, closed-end	41,822	1,174	815	-	-
Junior lien, closed-end	437	-	450	-	-
Total residential mortgage	42,259	1,174	1,265	-	-
Home equity lines	33,274	1,579	266	-	-
Consumer – other	4,111	167	-	-	-

Total	$294,643	$7,670	$6,179	$-	$-

Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of an amount adequate to provide for probable losses inherent in the loan portfolio. Management determines the allowance for loan losses based on a number of factors, including a review and evaluation of the Company’s loan portfolio and current and projected economic conditions locally and nationally. The allowance is monitored and analyzed in conjunction with the Company’s loan analysis and grading program.  In the second quarter of 2017, the allowance methodology used in the analysis was modified by expanding the look-back period for average loss rates to a weighted twenty quarter period instead of the twelve quarter period used previously. The impact of the change was a $240,000 increase to the allowance.

Based on this methodology, provisions for loan losses are made to maintain an adequate allowance for loan losses. The allowance for loan losses is created by direct charges to operations. Losses on loans are charged against the allowance for loan losses in the accounting period in which they are determined by management to be uncollectible. Recoveries during the period are credited to the allowance. The provision for loan losses is the amount necessary to adjust the allowance for loan losses to the amount that management has determined to be adequate to provide for probable losses inherent in the loan portfolio. The Company recorded provisions for loan losses for the year ended December 31, 2017 of $704,000 and recorded a recovery of loan loss provision of ($27,000) for the year ended December 31, 2016.  Management realizes that general economic trends greatly affect loan losses, and no assurances can be made that future charges to the allowance for loan losses may not be significant in relation to the amount provided during a particular period, or that future evaluations of the loan portfolio based on conditions then prevailing will not require sizable additions to the allowance, thus necessitating similarly sizable charges to income.

Based on its best judgment, evaluation, and analysis of the loan portfolio, management considers the allowance for loan losses to be appropriate in light of the risk inherent in the Company’s loan portfolio for the reporting periods.

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2017 and 2016:

	Beginning Balance	Provision for (Recovery) of Loan Losses	Charge- offs	Recoveries	Ending Balance
Dollars in thousands
December 31, 2017
Commercial real estate	$1,607	$708	$(208)	$153	2,260
Commercial	1,171	(218)	(369)	50	634
Residential mortgage	427	126	(66)	18	505
Consumer and home equity lines	188	88	(92)	16	200
Total	$3,393	$704	$(735)	$237	$3,599

December 31, 2016
Commercial real estate	$2,173	$(590)	$(71)	$95	1,607
Commercial	542	913	(301)	17	1,171
Residential mortgage	482	(55)	-	-	427
Consumer and home equity lines	328	(97)	(68)	25	188
Unallocated	198	(198)	-	-	-
Total	$3,723	$(27)	$(440)	$137	$3,393

Year End Amount Allocation:

	Loans Individually Evaluated For Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
December 31, 2017
Commercial real estate	$-	$2,260	$2,260
Commercial	144	490	634
Residential mortgage	103	402	505
Consumer and home equity lines	1	199	200
Total	$248	$3,351	$3,599

December 31, 2016
Commercial real estate	$35	$1,572	$1,607
Commercial	840	331	1,171
Residential mortgage	39	388	427
Consumer and home equity lines	-	188	188
Total	$914	$2,479	$3,393

The Company’s recorded investment in loans as of December 31, 2017 and December 31, 2016 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	December 31, 2017		December 31, 2016
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$3,623	$209,699	$4,644	$175,973
Commercial	766	48,101	1,995	41,785
Residential mortgage	1,861	47,198	1,038	43,660
Consumer and home equity lines	107	37,324	338	39,059
Total	$6,357	$342,322	$8,015	$300,477

At December 31, 2017 the Company had pre-approved but unused lines of credit totaling $67.1 million. In management’s opinion these unused lines of credit represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

The Company has entered into loan transactions with certain of its directors and executive officers. Such loans were made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and did not involve more than the normal risk of collectability or present other unfavorable features.

A summary of related party loan activity as of December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Balance, beginning of year	$2,043	$2,347
Loan disbursements	102	279
Loan repayments	(405)	(583)
Balance, end of year	$1,740	$2,043

At December 31, 2017 and 2016 the Company had pre-approved but unused lines of credit totaling $404,000 and $322,000, respectively, to executive officers, directors and their related interests.  Related party deposits totaled $1,825,000 and $1,838,000 at December 31, 2017 and 2016, respectively.